Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost:
Property and equipment, gross	$ 679	$ 611	$ 569
Less – accumulated depreciation	(560)	(467)	(303)
Property and equipment, net	119	144	266
Computers and software [Member]
Cost:
Property and equipment, gross	461	407	382
Office furniture and equipment [Member]
Cost:
Property and equipment, gross	162	148	131
Leasehold improvements [Member]
Cost:
Property and equipment, gross	$ 56	$ 56	$ 56